Note 2 - Securities (Tables)	12 Months Ended
Dec. 31, 2012
Available-for-sale Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2012
U.S. Government sponsored entity securities	$1,009	$3	-	$1,012
Agency mortgage-backed securities, residential	91,521	2,432	-	93,953
Total securities	$92,530	$2,435	-	$94,965

December 31, 2011
U.S. Treasury securities	$5,510	$3	$-	$5,513
U.S. Government sponsored entity securities	2,501	58	-	2,559
Agency mortgage-backed securities, residential	76,203	1,407	(12)	77,598
Total securities	$84,214	$1,468	$(12)	$85,670

Held-to-maturity Securities [Table Text Block]
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2012
Obligations of states and political subdivisions	$23,494	$1,178	$(65)	$24,607
Agency mortgage-backed securities, residential	17	-	-	17
Total securities	$23,511	$1,178	$(65)	$24,624

December 31, 2011
Obligations of states and political subdivisions	$22,825	$558	$(559)	$22,824
Agency mortgage-backed securities, residential	23	-	-	23
Total securities	$22,848	$558	$(559)	$22,847

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	-	-	-	-
Due in one to five years	$1,009	$1,012	$4,529	$4,684
Due in five to ten years	-	-	10,959	11,579
Due after ten years	-	-	8,006	8,344
Agency mortgage-backed securities, residential	91,521	93,953	17	17
Total debt securities	$92,530	$94,965	$23,511	$24,624

Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 2011	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Agency mortgage-backed securities, residential	$7,621	$(12)	$-	$-	$7,621	$(12)
Total available for sale	$7,621	$(12)	$-	$-	$7,621	$(12)

Held-to-maturity Securities [Member]
Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 2012	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$2,018	$(63)	$260	$(2)	$2,278	$(65)
Total held to maturity	$2,018	$(63)	$260	$(2)	$2,278	$(65)
	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$664	$(21)	$3,557	$(538)	$4,221	$(559)
Total held to maturity	$664	$(21)	$3,557	$(538)	$4,221	$(559)